Impairment of Goodwill and Other Non-Current Assets - Summary of Carrying Value of Individual Items of Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	₽ 3,897	₽ 1,804		₽ 7,222	[1]
Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets				2,571
Individual assets [member] | Southern Kuzbass Coal Company (SKCC) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets				2,533
Individual assets [member] | Other Subsidiaries [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets				₽ 38

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).